FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED OCTOBER 9, 2014

TO THE PROSPECTUS FOR REDMONT RESOLUTE FUND I

DATED AUGUST 31, 2014

The Board of Trustees of Financial Investors Trust (the “Board”) has approved PineBridge Investments LLC (“PineBridge”) as a sub-adviser to the Redmont Resolute Fund I (the “Fund”), effective October 9, 2014 (the “Effective Date”). As of the Effective Date, a portion of the Fund’s assets may be allocated to PineBridge.

The Board has also approved the termination of Turner Investments, L.P. (“Turner”) as a sub-adviser to the Fund, effective October 9, 2014. Accordingly, all references and information relating to Turner, its portfolio manager and their services to the Fund are deleted from the Fund’s prospectus.

The following information supplements and supersedes any contrary information contained in the sub-section of the Fund’s prospectus entitled “Summary Section – Fees and Expenses of the Fund.”

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING AND REDEEMING SHARES” at page 23 of the Prospectus and “PURCHASE & REDEMPTION OF SHARES” at page 49 of the Fund’s statement of additional information.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	3.63%	3.35%
Other Fund Expenses	3.40%	3.27%
Shareholder Services Fees	0.15%	0.00%.
Dividend and Interest Expense on Securities Sold Short	0.08%	0.08%
Acquired Fund Fees and Expenses(1)	0.77%	0.77%
Total Annual Fund Operating Expenses(2)	6.15%	5.62%
Fee Waiver and Expense Reimbursement(3),(4)	(3.35)%	(3.22)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.80%	2.40%

(1) Acquired Fund Fees and Expenses have been restated to reflect changes expected to occur in the current fiscal year.

(2) The Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund’s annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3) Highland Associates, Inc. (the “Adviser”) has agreed, with respect to each share class of the Fund, contractually to waive a portion of its Management Fee and/or reimburse Fund expenses in two ways. First, the Adviser will waive the portion of its 1.50% Management Fee and/or reimburse the Fund (or share class, as applicable) by an amount equal to any amount over the total of (i) 0.50% plus (ii) any sub-advisory fees paid by the Adviser (“Sub-Advisory Fees”). Second, and after the fee waiver and/or expense reimbursement described above has been applied, to the extent the Fund’s total annual expenses (exclusive of Distribution and Service (12b-1) Fees, Swap Fees and Expenses, Shareholder Services Fees, Acquired Fund Fees and Expenses, Sub-Advisory Fees,

(4) The fee waiver and/or expense reimbursement information has been restated to reflect changes expected to occur in the current fiscal year.

brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.40% of the Fund’s average daily net assets, the Adviser has contractually agreed to also either reduce the fee payable by the amount of such excess, and/or to reimburse the Fund (or share class, as applicable) by the amount of such excess. This agreement is in effect through August 31, 2017. The Adviser will be permitted to recover expenses it has borne through the agreement to limit total annual expenses for each share class to 1.40% of the Fund’s average daily net assets, on a class-by-class basis, to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this agreement to waive fees and/or reimburse expenses without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the contractual period only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Class A Shares	$818	$1,370	$2,596	$5,542
Class I Shares	$243	$748	$1,954	$4,904

The following information supplements and supersedes any contrary information contained in the sub-section of the Fund’s prospectus entitled “Summary Section – Principal Investment Strategies – Sub-Advisers.”

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. Currently, the Adviser has entered into separate sub-advisory agreements with Robeco Investment Management, Inc. and PineBridge Investments LLC for the Fund.

The following information supplements and supersedes any contrary information contained in the section of the Fund’s prospectus entitled “Summary Section – Investment Adviser.”

Highland Associates, Inc. (the “Adviser”) is the investment adviser to the Fund.

As of the date of this Prospectus, Robeco Investment Management, Inc. (“RIM”) and PineBridge Investments LLC (“PineBridge”) serve as sub-advisers to the Fund.

The following information is inserted after the last paragraph of information contained in the section of the Fund’s prospectus entitled “Summary Section – Portfolio Managers.”

PineBridge

Michael J. Kelly, CFA, Managing Director. Mr. Kelly joined PineBridge in 1999. Mr. Kelly is the head of PineBridge’s Global Asset Allocation Team, and is the lead Portfolio Manager of the Fund’s assets allocated to PineBridge.

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The following information supplements and supersedes any contrary information contained in the section of the Fund’s prospectus entitled “Investment Objective and Principal Strategies – Sub-Advisers.”

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. Currently, the Adviser has entered into separate sub-advisory agreements with Robeco Investment Management, Inc. (“RIM”) and PineBridge Investments LLC (“PineBridge”) for the Fund.

The following information is inserted after the last paragraph of the information contained in the section of the Fund’s prospectus entitled “Management.”

PineBridge Investments LLC (“PineBridge”), 399 Park Ave., 4th Floor, New York, New York 10022, is an independent asset management organization majority owned by a subsidiary of Pacific Century Group (“PCG”), an Asia-based private investment group. Formed in 1996, PineBridge was formerly known as AIG Global Investment Corporation.

The following information is inserted immediately before the last paragraph of the information contained in the section of the Fund’s prospectus entitled “Portfolio Managers.”

The person listed below has served as portfolio manager of the Fund on behalf of the applicable Sub-Adviser since October 9, 2014.

PineBridge

Portfolio Manager	Past 5 Years’ Experience
Michael J. Kelly, CFA

Managing Director of PineBridge. Mr. Kelly oversees PineBridge’s Global Asset Allocation Team and is responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by PineBridge. Mr. Kelly joined PineBridge in 1999. Prior to joining PineBridge, Mr. Kelly spent 15 years with JP Morgan Investment Management in various equity research and portfolio management roles while chairing the US Asset Allocation Committee.

For more information, please contact the Fund at (855) 268-2242.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED OCTOBER 9, 2014

TO THE PROSPECTUS FOR REDMONT RESOLUTE FUND II

DATED AUGUST 31, 2014

The Board of Trustees of Financial Investors Trust (the “Board”) has approved PineBridge Investments LLC (“PineBridge”) as a sub-adviser to the Redmont Resolute Fund I (the “Fund”), effective October 9, 2014 (the “Effective Date”). As of the Effective Date, a portion of the Fund’s assets may be allocated to PineBridge.

The Board has also approved the termination of Turner Investments, L.P. (“Turner”) as a sub-adviser to the Fund, effective October 9, 2014. Accordingly, all references and information relating to Turner, its portfolio manager and their services to the Fund are deleted from the Fund’s prospectus.

The following information supplements and supersedes any contrary information contained in the sub-section of the Fund’s prospectus entitled “Summary Section – Fees and Expenses of the Fund.”

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class I
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.19%
Other Fund Expenses	0.11%
Dividend and Interest Expense on Securities Sold Short	0.08%
Acquired Fund Fees and Expenses(1)	0.95%
Total Annual Fund Operating Expenses(2)	2.64%
Fee Waiver and Expense Reimbursement(3),(4)	(1.35)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.29%

(1) Acquired Fund Fees and Expenses have been restated to reflect changes expected to occur in the current fiscal year.

(2) The Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund’s annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3) Highland Associates, Inc. (the “Adviser”) has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”). This agreement is in effect through August 31, 2017. The Adviser may not discontinue this agreement to waive fees without the approval by the Fund’s Board of Trustees.

(4) The fee waiver and/or expense reimbursement information has been restated to reflect changes expected to occur in the current fiscal year.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the contractual period only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Class I Shares	$131	$409	$1,011	$2,645

The following information supplements and supersedes any contrary information contained in the sub-section of the Fund’s prospectus entitled “Summary Section – Principal Investment Strategies – Sub-Advisers.”

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. Currently, the Adviser has entered into separate sub-advisory agreements with Robeco Investment Management, Inc. and PineBridge Investments LLC for the Fund.

The following information supplements and supersedes any contrary information contained in the section of the Fund’s prospectus entitled “Summary Section – Investment Adviser.”

Highland Associates, Inc. (the “Adviser”) is the investment adviser to the Fund.

As of the date of this Prospectus, Robeco Investment Management, Inc. (“RIM”) and PineBridge Investments LLC (“PineBridge”) serve as sub-advisers to the Fund.

The following information is inserted after the last paragraph of information contained in the section of the Fund’s prospectus entitled “Summary Section – Portfolio Managers.”

PineBridge

Michael J. Kelly, CFA, Managing Director. Mr. Kelly joined PineBridge in 1999. Mr. Kelly is the head of PineBridge’s Global Asset Allocation Team, and is the lead Portfolio Manager of the Fund’s assets allocated to PineBridge.

2

The following information supplements and supersedes any contrary information contained in the section of the Fund’s prospectus entitled “Investment Objective and Principal Strategies – Sub-Advisers.”

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. Currently, the Adviser has entered into separate sub-advisory agreements with Robeco Investment Management, Inc. (“RIM”) and PineBridge Investments LLC (“PineBridge”) for the Fund.

The following information is inserted after the last paragraph of the information contained in the section of the Fund’s prospectus entitled “Management.”

PineBridge Investments LLC (“PineBridge”), 399 Park Ave., 4th Floor, New York, New York 10022, is an independent asset management organization majority owned by a subsidiary of Pacific Century Group (“PCG”), an Asia-based private investment group. Formed in 1996, PineBridge was formerly known as AIG Global Investment Corporation.

The following information is inserted immediately before the last paragraph of the information contained in the section of the Fund’s prospectus entitled “Portfolio Managers.”

The person listed below has served as portfolio manager of the Fund on behalf of the applicable Sub-Adviser since October 9, 2014.

PineBridge

Portfolio Manager	Past 5 Years’ Experience
Michael J. Kelly, CFA

Managing Director of PineBridge. Mr. Kelly oversees PineBridge’s Global Asset Allocation Team and is responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by PineBridge. Mr. Kelly joined PineBridge in 1999. Prior to joining PineBridge, Mr. Kelly spent 15 years with JP Morgan Investment Management in various equity research and portfolio management roles while chairing the US Asset Allocation Committee.

For more information, please contact the Funds at (855) 268-2242.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED OCTOBER 9, 2014 TO THE STATEMENT OF

ADDITIONAL INFORMATION FOR REDMONT RESOLUTE FUND I AND

REDMONT RESOLUTE FUND II DATED AUGUST 31, 2014

The Board of Trustees of Financial Investors Trust (the “Board”) has approved PineBridge Investments LLC (“PineBridge”) as a sub-adviser to the Redmont Resolute Fund I and Redmont Resolute Fund II (each, a “Fund”, together, the “Funds”), effective October 9, 2014 (the “Effective Date”). As of the Effective Date, a portion of each Fund’s assets may be allocated to PineBridge.

The Board has also approved the termination of Turner Investments, L.P. (“Turner”) as a sub-adviser to the Funds, effective October 9, 2014. Accordingly, except as listed below, all references and information relating to Turner, its portfolio manager and their services to the Funds are deleted from the Funds’ Statement of Additional Information (the “SAI”).

The following information is added to the list of entities that may receive Portfolio Holdings data that is contained in the “Disclosure of Portfolio Holdings” section of the SAI:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided
PineBridge Investments LLC	Daily	None	Daily	Daily

The following information replaces the entire sixth paragraph of the section of the Funds’ SAI entitled “Investment Adviser.”

Currently, the Adviser has entered into Sub-Advisory Agreements with Robeco Investment Management, Inc. (“RIM”) and PineBridge Investments LLC (“PineBridge”). As of the date of this SAI, a portion of each Fund’s assets have been allocated to RIM and PineBridge. The initial term of each Sub-Advisory Agreement is two years. The Board may extend each Sub-Advisory Agreement for additional one-year terms. The Board, the shareholders of a Fund by the vote of a majority of the voting securities of the Fund, the Adviser or the applicable Sub-Adviser may terminate each Sub-Advisory Agreement upon sixty (60) calendar days’ notice. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement between the Adviser and RIM is available in each Fund’s annual report for the period ended April 30, 2013. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement between the Adviser and PineBridge will be available in each Fund’s semi-annual report for the period ended October 31, 2014. Previously, Turner Investments, L.P. (“Turner”) served as a sub-adviser to the Funds from April 1, 2013 through October 9, 2014, pursuant to a Sub-Advisory agreement with the Adviser. For the period that it served as a Sub-Adviser to the Funds, Turner was not allocated any of the Funds’ assets and did not receive sub-advisory fees.

The following information is added to the “Other Accounts Managed by Portfolio Managers” table under “Portfolio Managers” section of the Funds’ SAI:

Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Michael J. Kelly[1]	5	$2,158,200,996	36	$5,986,978,172	4	$4506,334,253
[1]	Information provided is as of August 31, 2014.
*	None of these other accounts’ advisory fee is based on performance.

The following information is inserted after the last paragraph of the section of the Funds’ SAI entitled “Portfolio Managers – Portfolio Managers Compensation.”

PineBridge Investments LLC

Portfolio Manager Compensation

Compensation for all PineBridge Investments portfolio managers consists of both a salary and a bonus component. The salary component is a fixed base salary, and does not vary based on a portfolio manager’s performance. Generally, salary is based upon several factors, including experience and market levels of salary for such position. The bonus component is generally discretionarily determined based both on a portfolio manager’s individual performance and the overall performance of PineBridge Investments. In assessing individual performance of portfolio managers, both qualitative performance measures and also quantitative performance measures assessing the management of a portfolio manager’s funds are considered. A portfolio manager may also receive a long-term compensation component, either in the form of a partnership interest in the firm or as a cash-based award the ultimate value of which would depend upon financial performance of the firm.

Conflicts of Interest with Other Accounts

PineBridge recognizes that it may be subject to a conflict of interest with respect to allocations of investment opportunities and transactions among its clients. To mitigate these conflicts, PineBridge’s policies and procedures seek to provide that investment decisions are made in accordance with the fiduciary duties owed to such accounts and without consideration of PineBridge’s economic, investment or other financial interests. Personal securities transactions by an employee may raise a potential conflict of interest when an employee trades in a security that is considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client, in that the employee may be able to personally benefit from prior knowledge of transactions for a client by trading in a personal account. PineBridge has policies to address potential conflicts of interest when its employees buy or sell securities also bought or sold for clients. Under certain circumstances, conflicts may arise in cases where different clients of PineBridge invest in different parts of a single issuer’s capital structure, including circumstances in which one or more PineBridge clients may own private securities or obligations of an issuer and other PineBridge clients may own public securities of the same issuer. Such conflicts of interest will be discussed and resolved on a case-by-case basis and will take into consideration the interest of the relevant clients, the circumstances giving rise to the conflict, and applicable regulations.

The following information is added to the “Ownership of Securities” table under “Portfolio Managers” section of the Funds’ SAI:

Portfolio Manager(s)	Dollar Range of Ownership of Securities
Michael J. Kelly[2]	None
[2]	Information provided is as of August 31, 2014.

The following information is added to the end of the “APPENDIX B – Proxy Voting Policy, Procedures and Guidelines” section of the SAI.

Proxy Voting

I. Introduction

Proxy voting is an important right of shareholders, such as PineBridge Clients, for which PineBridge must take reasonable care and diligence to ensure such rights are properly and timely exercised. PineBridge, as a fiduciary for its Clients, must vote proxies in each Client’s best interest.

II. Policy Statement

Proxy Procedures

As a registered investment adviser that votes (or delegates the voting of) securities held in Client portfolios, PineBridge has implemented proxy voting procedures that are reasonably designed to help ensure that a) PineBridge votes proxies in the best interest of its Clients; b) describes its proxy voting procedures to its Clients, and c) discloses to Clients how they may obtain information on how PineBridge voted their proxies. These procedures are designed to help enable PineBridge to manage material conflicts of interest. While PineBridge must disclose its votes upon request to Clients, no public disclosure is required. (Note that disclosure is required for any mutual funds advised by PineBridge, on Form N-PX.)

Record-Keeping

PineBridge must retain (i) these proxy voting policies and procedures; (ii) proxy statements received regarding Client securities; (iii) records of votes it casts on behalf of Clients; (iv) records of Client requests for proxy voting information, and; (v) any documents prepared by PineBridge that were material to making a decision how to vote, or that memorialized the basis for the decision. PineBridge may rely on proxy statements filed on EDGAR instead of keeping its own copies, and rely on proxy statements and records of proxy votes cast by PineBridge that are maintained by contract with a third party proxy voting service or other third party.

Proxies of Shares of Non-U.S. Corporations

PineBridge has implemented general voting policies with respect to non-U.S. shares owned by Clients. However, although U.S. companies must give shareholders at least 20 days’ advance notice to vote proxies, some non-U.S. companies may provide considerably shorter notice or none at all. PineBridge is not required to “rush” voting decisions in order to meet an impractical deadline, and as a result, PineBridge or PineBridge affiliates’ regional designees under certain circumstances may not vote certain proxies. In addition, certain non-U.S. regulations impose additional costs to a Portfolio that votes proxies, and PineBridge will take that into consideration when determining whether or not to vote.

Policy on Monitoring Class Action Suits

In the event that PineBridge has purchased the same security for a Client’s portfolio alongside its investments on behalf of itself or an affiliate, PineBridge generally will seek to inform a Client that such Client may also have a cause of action whenever such issuer is subject to class action litigation. PineBridge as a general matter will also make available to the Client such rights, if any, as that PineBridge may have against any such issuer in its capacity as the Client’s agent, and PineBridge will, where possible, give the Client such assistance as it may reasonably require to exercise its rights in any such action.

PineBridge generally does not, however, search out potential legal claims or monitor class action lawsuits against issuers arising from investments held in a Client portfolio, nor may PineBridge institute a lawsuit on a Client’s behalf arising from investments held in the Client portfolio.

In addition, given the size and breadth of PineBridge’s business, it is possible that there may be situations in which PineBridge or an affiliate might become aware of a potential lawsuit with respect to a security, one of which may also be held within a Client portfolio. In these situations, there is the possibility, due to confidentiality requirements or conflicts of interest, that PineBridge would be restricted from informing a Client of potential legal actions and activities.

In the case of a material conflict between the interests of PineBridge and those of its Clients, PineBridge will take steps to address such conflicts (which may include consulting with counsel), and will attempt to resolve all conflicts in the Client’s best interest.

III. Procedures

PineBridge will vote proxies in the best interests of its Clients, which may result in different voting results for proxies for the same issuer.

•

Compliance is responsible for ensuring that the PineBridge ADV includes the appropriate language summarizing PineBridge’s proxy voting procedures and for updating the summary in the ADV whenever the procedures are updated. Compliance is also responsible for consulting with Legal to ensure that PineBridge’s proxy voting policy is kept up to date and in a form appropriate for transmission to Clients.

•

If a Client or potential Client requests a copy of the Proxy Voting Policy from Client Relations or Sales, Compliance should be contacted for the most recent version, or it may be obtained from the intranet. Client Relations will send to such Client a copy of the current version of the voting procedures within 7 days and will ensure that Compliance receives a log of each Client’s request and the action taken.

•

If a Client requests access to the records of how PineBridge voted its proxies, the Client should be assured that this will be provided, and Compliance should be consulted. Compliance has access to these proxy voting records.

•	PineBridge has established a Proxy Committee (the “Committee”). The PineBridge Proxy Committee is comprises members of Compliance, the Investment Department, and senior management.
•

The Committee conducts an annual review of the proxy voting guidelines for domestic and non-U.S. Portfolios. Guidelines are reviewed to ensure that the interests of PineBridge’s Clients are best served.

•	Issues not addressed in the voting guidelines are determined on a case-by-case basis with input from the Committee and portfolio managers.
•

PineBridge has engaged a third party vendor to administer proxy voting on its behalf. The vendor receives, in a majority of cases, proxies directly from the Client’s custodian and votes them based on PineBridge’s general voting guidelines.

•

In circumstances where PineBridge receives proxies directly, these proxies must be sent to the vendor promptly. The vendor then votes them in accordance with PineBridge’s general voting guidelines. The vendor maintains a listing of all votes cast on behalf of PineBridge Clients.

IV. Associated Policies

Advisory Agreements Policy

For more information, please contact the Funds at (855) 268-2242.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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